Gold prepayment liability (Schedule of detailed information about changes in gold prepayment liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gold Prepayment Liabilities Disclosure [Abstract]
Beginning balance	$ 55.9	$ 71.2
Change in fair value recorded in statement of income	10.7	11.2
Change in fair value recorded in other comprehensive income	(4.3)	0.2
Repayments	(62.3)	(26.7)
Ending balance	$ 0.0	$ 55.9